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                U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                 FORM 24F-2
                       Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                            PLEASE PRINT OR TYPE.

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1. Name and address of issuer:

     VA-I Separate Account of
     UNUM Life Insurance Company of America
     2211 Congress Street
     Portland, ME 04122
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2. Name of each series or class of funds for which this notice is filed:
                                                                 N/A
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3. Investment Company Act File Number: 811-5803

   Securities Act File Number: 33-45846
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4. Last day of fiscal year for which this notice is filed: 12/31/95
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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
   declaration:                                                  [ ]
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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                                                 -0-
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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                                                 -0-
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9. Number and aggregate sale price of securities sold during the fiscal year:
                                                                 $20,608,159
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                                                 $20,608,159
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
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12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal
        year in reliance on rule 24f-2 (from item 10):             $20,608,159
                                                                 -------------
   (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plans (from item 11, if
        applicable):                                             +
                                                                 -------------
  (iii) Aggregate price of shares redeemed or repurchased during
        the fiscal year (if applicable):                         -  8,646,272
                                                                 -------------
   (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
        to rule 24e-2 (if applicable):                           +
                                                                 -------------
    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i),
        plus line (ii), less line (iii), plus line (iv)) (if
        applicable):                                               11,961,887
                                                                 -------------
   (vi) Multiplier prescribed by Section 6(b) of the Securities
        Act of 1933 or other applicable law or regulation (see
        Instruction C.6):                                        x   1/2900
                                                                 -------------
  (vii) Fee due (line (i) or line (v) multiplied by line (vi)):      $4.124
                                                                 -------------

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), and (v) ONLY IF
             THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                 [X]
    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                                                 2/27/96
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                                 SIGNATURES
    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*   /S/ Peter Adams
                             -------------------------------------------------
                             Peter S. Adams, Vice President
                             -------------------------------------------------

   Date  2/28/96
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*Please print the name and title of the signing officer below the signature.
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                                [FIRST UNUM LOGO]


February 28, 1996

UNUM Life Insurance Company of America
2211 Congress Street
Portland, Maine 04122

RE:   Rule 24f-2 Notice
      SEC Reg. No. 33-45846
      SEC Acct. No. 0000849589

Dear Sir or Madam:

This opinion is furnished in connection with the filing by UNUM Life Insurance Company of America ("UNUM/America") of an annual report pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940 relating to the registration by the VA-I Separate Account of UNUM Life Insurance Company of America ("Separate Account") under the Securities Act of 1933 (the "1933 Act") of an indefinite number of units of interest (the "Units") under group variable annuity contracts and certificates (the "Contracts"). These securities were registered by the filing under the 1933 Act of Registration Statement No. 33-45846 which became effective on May 1, 1992.

I have examined all corporate records of UNUM/America and such other documents and laws as I consider appropriate as a basis for the opinion expressed herein. On the basis of such examination, it is my opinion that:

1. UNUM/America is a duly incorporated and validly existing life insurance company under the laws of the state of Maine.

2. The Separate Account is an account established and maintained by UNUM/ America pursuant to the laws of the state of Maine, under which income gains or losses, whether realized or unrealized, from assets allocated to the Separate Account are in accordance with the terms of the Contracts credited to or charged against the Separate Account without regard to other income gains or losses of UNUM/America.

3. Assets allocated to a Separate Account are owned by UNUM/America in connection with the Contracts and are not chargeable with liabilities arising out of any other business UNUM/America may conduct.



                         UNUM LIFE INSURANCE COMPANY OF AMERICA
                                 2211 Congress Street
                                 Portland, Maine 04122
                                     207-770-2211

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                                         2

4. The contracts have been duly authorized and each of the Contracts constitutes a validly issued and binding obligation of UNUM/America in accordance with its terms. Purchases of the Contracts described in the prospectuses are subject only to the deductions, charges and fees set forth in such prospectus.

Sincerely,


[SIGNATURE]
Rosemary A. Moore
Counsel

RAM/kw